Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004 & 003
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Fair Value Hierarchy the Plans Assets at Fair Value

The following table sets forth by level, within the fair value hierarchy, the Plans’ assets at fair value as of December 31, 2025:

	Level 1	Level 2	Assets Measured at Net Asset Value(a)	Total
Fair value measurements at end of year
Assets in Savings Plans Master Trust for Alcoa USA Corporation
Alcoa Corporation common stock	$13,680,084	$—	$—	$13,680,084
Registered Investment Companies	460,305,683	—	—	460,305,683
Commingled trusts	—	—	150,762,690	150,762,690
Self-directed brokerage accounts	24,566,594	10,018	—	24,576,612
Total fair value of assets in Savings Plans Master Trust for Alcoa USA Corporation	$498,552,361	$10,018	$150,762,690	$649,325,069

(a)
In accordance with Subtopic 820-10, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Individual Plan Net Assets Available for Benefits.

The following table sets forth by level, within the fair value hierarchy, the Plans’ assets at fair value as of December 31, 2024:

	Level 1	Level 2	Assets Measured at Net Asset Value(a)	Total
Fair value measurements at end of year
Assets in Savings Plans Master Trust for Alcoa USA Corporation
Alcoa Corporation common stock	$11,030,739	$—	$—	$11,030,739
Registered Investment Companies	406,364,768	—	—	406,364,768
Commingled trusts	—	—	164,780,898	164,780,898
Self-directed brokerage accounts	22,626,079	9,998	—	22,636,077
Total fair value of assets in Savings Plans Master Trust for Alcoa USA Corporation	$440,021,586	$9,998	$164,780,898	$604,812,482

(a)
In accordance with Subtopic 820-10, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Individual Plan Net Assets Available for Benefits.